Goodwill - Summary Of Discount Rate And Growth Rate Used By The Company Of Goodwill (Detail) - Tianjin Guarantee [Member] - Goodwill [member]	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill With Indefinite Useful Lives [Line Items]
Discount rates	20.00%
Bottom of range [member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill With Indefinite Useful Lives [Line Items]
Discount rates		18.00%	16.00%
Growth rates	3.00%	3.00%	3.00%
Top of range [member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill With Indefinite Useful Lives [Line Items]
Discount rates		20.00%	21.00%
Growth rates	8.00%	275.00%	123.00%